Related party transactions, Transactions with Other Related Parties (Details)		1 Months Ended	12 Months Ended
		Mar. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)
Transactions with other related parties [Abstract]
Purchases of various goods and services from entities controlled by key management personnel | $	[1]			$ 778,617	$ 1,256,490	$ 3,685,543
Consultancy agreement fee paid | €			€ 0
Consultancy agreement fees | €			€ 15,000
Payment for provision of services in relation to business development | $				$ 778,617	1,256,490	632,449
ABX-CRO [Member]
Transactions with other related parties [Abstract]
Upfront cash consideration | €		€ 1,200,000
Acquisition term			2 years	2 years
Payment for provision of services in relation to business development | $				$ 0	$ 0	$ 274,524

[1]	Non-Executive Director, Dr. Andreas Kluge (previously a non-executive director, retired from the Board on October 17, 2024), is the principal owner and Geschäftsführer (Managing Director) of ABX-CRO, a clinical research organization (CRO) that specializes in radiopharmaceutical product development. Following retirement as a Non-Executive Director, Dr. Kluge has been engaged by Telix on a consultancy basis and will continue to provide the Board of Directors strategic advice alongside clinical input into key development programs, reflective of his ongoing importance as a founder of the Company. During the year ended December 31, 2024, the total amount paid as part of this consultancy agreement was € nil, with €15,000 payable.